Financial Assets Measured At Amortized Cost	12 Months Ended
Dec. 31, 2022
Categories of financial assets [abstract]
Financial Assets Measured At Amortized Cost	FINANCIAL ASSETS MEASURED AT AMORTIZED COST

	December 31, 2022	December 31, 2021
	US$’000	US$’000
Financial assets measured at amortized cost	—	29,937
Financial assets measured at amortized cost was related to commercial paper issued by a financial institution with principal amount of $30.0 million discounted bid yield of 0.5% per annum, and one year maturity date on June 1, 2022.